Schedule of investments
Delaware Value® Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.90%
Communication Services — 8.88%
Comcast Class A	5,260,863	$ 245,997,954
Verizon Communications	4,958,833	266,140,567
Walt Disney †	1,738,382	258,080,192
		770,218,713
Consumer Discretionary — 8.81%
Dollar General	1,233,590	244,670,240
Dollar Tree †	1,948,158	276,794,289
TJX	3,660,627	241,967,445
		763,431,974
Consumer Staples — 6.42%
Archer-Daniels-Midland	3,596,337	282,132,638
Conagra Brands	7,860,420	274,878,887
		557,011,525
Energy — 3.36%
ConocoPhillips	3,069,001	291,125,436
		291,125,436
Financials — 15.53%
American International Group	4,448,400	272,420,016
Discover Financial Services	2,206,700	272,395,048
MetLife	3,911,844	264,245,062
Truist Financial	4,361,723	271,386,405
US Bancorp	4,701,900	265,845,426
		1,346,291,957
Healthcare — 17.88%
Baxter International	3,189,800	271,037,306
Cigna	1,174,417	279,252,874
CVS Health	2,659,102	275,615,922
Johnson & Johnson	1,624,012	267,263,655
Merck & Co.	3,338,342	255,650,231
Viatris	18,274,503	201,202,278
		1,550,022,266
Industrials — 12.35%
Dover	1,607,275	252,117,156
Honeywell International	1,337,090	253,712,827
Northrop Grumman	640,562	283,218,083
Raytheon Technologies	2,746,384	282,053,637
		1,071,101,703
NQ-456 [2/22] 4/22 (2112929)    1

Schedule of investments
Delaware Value® Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology — 16.55%
Broadcom	412,500	$ 242,319,000
Cisco Systems	4,511,047	251,581,091
Cognizant Technology Solutions Class A	3,183,166	274,166,088
Fidelity National Information Services	2,398,821	228,439,724
Motorola Solutions	1,067,100	235,220,853
Oracle	2,675,000	203,219,750
		1,434,946,506
Materials — 3.05%
DuPont de Nemours	3,413,616	264,111,470
		264,111,470
Real Estate — 3.08%
Equity Residential	3,126,350	266,677,655
		266,677,655
Utilities — 2.99%
Edison International	4,084,500	259,038,990
		259,038,990
Total Common Stock (cost $5,796,445,598)		8,573,978,195

Short-Term Investments — 0.29%
Money Market Mutual Funds — 0.29%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	6,318,217	6,318,217
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	6,318,217	6,318,217
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	6,318,217	6,318,217
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	6,318,217	6,318,217
Total Short-Term Investments (cost $25,272,868)		25,272,868
Total Value of Securities—99.19% (cost $5,821,718,466)		8,599,251,063

Receivables and Other Assets Net of Liabilities—0.81%		70,622,594
Net Assets Applicable to 415,521,367 Shares Outstanding—100.00%		$8,669,873,657
†	Non-income producing security.
2    NQ-456 [2/22] 4/22 (2112929)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
NQ-456 [2/22] 4/22 (2112929)    3